Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	HTL International, LLC
Auditor Firm ID	7000
Auditor Location	Houston, Texas
Auditor Opinion [Text Block]

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of One and one Green Technologies. INC and its subsidiaries and variable interest entities (the “Company”) as of December 31, 2025 and 2024, and the related consolidated statements of operations and comprehensive income, changes in shareholders’ equity, and cash flows for each of the years in the three-year period ended December 31, 2025 and the related notes (collectively referred to as the consolidated financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024 and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).